Note 1 - Organization and Significant Accounting Policies	12 Months Ended
Jun. 28, 2015
Notes to Financial Statements
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization
Bowl America Incorporated is engaged in the operation of 18 bowling centers, with food and beverage service in each center. Ten centers are located in metropolitan Washington D.C., one center in metropolitan Baltimore, Maryland, four centers in metropolitan Richmond, Virginia, and three centers in metropolitan Jacksonville, Florida. These 18 centers contain a total of 726 lanes. The Company operates in one segment.

Principles of Consolidation
The consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiary corporations. All significant inter-company items have been eliminated in the consolidated financial statements.

Fiscal Year
The Company's fiscal year ends on the Sunday nearest to June 30. Fiscal year 2015 ended June 28, 2015, and fiscal year 2014 ended June 29, 2014. Both years consisted of 52 weeks.

Subsequent Events
The Company has evaluated subsequent events through the date of filing these financial statements with the Securities and Exchange Commission on September 24, 2015.
In August 2015 approximately $1,000,000 of the federal agency mortgage backed securities (Vanguard GNMA fund) was redeemed to meet the August 2015 dividend payment.

Estimates
The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Significant estimates include the deferred compensation liability for executives and key employees including survivor benefits, depreciation expense, cash surrender value of officers' life insurance, the Federal and State income taxes (current and deferred), and market assumptions used in estimating the fair value of certain assets such as marketable securities and long-lived assets.

Revenue Recognition
The Company records revenue for fees charged for use of bowling lanes and other facilities at the time the services are provided. Food, beverage and merchandise sales are recorded as revenue at the time the product is given to the customer.

Depreciation and Amortization
Depreciation and amortization for financial statement purposes are calculated by use of the straight-line method. Amortization of leasehold improvements is calculated over the estimated useful life of the asset or term of the lease, whichever is shorter. The categories of property, plant, and equipment and the ranges of estimated useful lives on which depreciation and amortization rates are based are as follows:

Bowling lanes and equipment (years)	3	-	10
Building and building improvements (years)	10	-	39
Leasehold improvements (years)	5	-	15
Amusement games (years)	3	-	5

Maintenance and repairs and minor replacements are charged to expense when incurred. Major replacements and betterments are capitalized. The accounts are adjusted for the sale or other disposition of property, and the resulting gain or loss is credited or charged to income.

Impairment of Long-Lived Assets
The Company reviews long-lived assets whenever events or changes indicate that the carrying amount of an asset may not be recoverable. In making such evaluations, the Company compares the expected future cash flows to the carrying amount of the assets. An impairment loss, equal to the difference between the assets' fair value and carrying value, is recognized when the estimated undiscounted future cash flows are less than the carrying amount.

Dividends
It is the Company's policy to accrue a dividend liability at the time the dividends are declared.

Advertising Expense
It is the Company's policy to expense advertising expenditures as they are incurred. The Company's advertising expenses for the years ending June 28, 2015, and June 29, 2014, were $325,914 and $433,525, respectively.

Inventories
Inventories are stated at the lower of cost (first-in, first-out method) or market. Inventories consist of resale merchandise including food and beverage and bowling supplies.

Income Taxes
Deferred income tax liabilities and assets are based on the differences between the financial statement and tax bases of assets and liabilities, using tax rates currently in effect. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

Investment Securities
All of the Company's readily marketable debt and equity securities are classified as available-for-sale. Accordingly, these securities are recorded at fair value with any unrealized gains and losses excluded from earnings and reported, net of deferred taxes, within a separate component of stockholders' equity until realized. Realized gains or losses on the sale of debt and equity securities are reported in earnings and determined using the adjusted cost of the specific security sold.

Earnings Per Share
Earnings per share basic and diluted, have been calculated using the weighted average number of shares of Class A and Class B common stock outstanding of 5,160,971, for both fiscal years 2015 and 2014.

Comprehensive Earnings
A consolidated statement of comprehensive earnings reflecting the aggregation of net earnings and unrealized gain or loss on available-for-sale securities, the Company's principal components of other comprehensive earnings, has been presented for the years ended June 28, 2015 and June 29, 2014.

Cash and Cash Equivalents
For purposes of the consolidated statements of cash flows, the Company considers money market funds and certificates of deposits, with original maturities of three months or less to be cash equivalents. The Company maintains cash accounts which may exceed federally insured limits during the year, but does not believe that this results in any significant credit risk.

Other Current Liabilities
Other current liabilities include prize fund monies held by the Company for bowling leagues. The funds are returned to the leagues at the end of the league bowling season. At June 28, 2015 and June 29, 2014 other current liabilities included $278,560 and $291,688, respectively, in prize fund monies.

Reclassifications
Certain previous year amounts have been reclassified to conform with the current year presentation
.

Recent accounting guidance not yet adopted

In May 2014, the FASB issued a new standard related to revenue recognition. Under the new standard, recognition of revenue occurs when a customer obtains control of promised goods or services in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The new standard will be effective for the Company beginning July 1, 2017 and early adoption is not permitted. We are currently evaluating the impact this standard will have on the consolidated financial statements.

In July 2015 the FASB issued a new standard that simplifies measurement of inventory as either the lower of cost or market with market being net realizable value.  Net realizable value is the estimated selling price in the ordinary course of business less reasonably predictable completion, disposal and transportation costs.  This does not change LIFO and retail inventory method measurements.  The standard is effective for fiscal years beginning after December 15, 2016, including interim period within those fiscal years.  Earlier application is permitted. We are currently evaluating the impact this standard will have on the consolidated financial statements.